Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Disposal Groups [Abstract]
Disposal Groups Including Discontinued Operations Disclosure Text Block

3. Discontinued operations

(a)       Divestiture of assets in the Consumer Products Group

On June 30, 2011, the Company completed a transaction to sell land and buildings located in Irapuato, Mexico to parties related to Fruvemex Mexicali, S.A. de C.V. (“Fruvemex”). In addition, on April 29, 2011, the Company completed a transaction to sell certain assets related to fruit processing plants located in Mexico to Fruvemex. Total consideration for these transactions was $5,650, with $1,000 received in cash upon closing of the applicable transaction. The remaining consideration of $4,650 is to be received by the Company through instalment payments over the following 12 months. The land, buildings and processing assets sold have been reclassified and are presented as non-current assets held for sale on the consolidated balance sheet as at January 1, 2011. For the year ended December 31, 2011, the Company recorded a gain of $3,824, before transaction and related costs.

On May 24, 2011, the Company completed the sale of frozen fruit processing equipment located in Salinas, California to Cal Pacific Specialty Foods, LLC (“Cal Pacific”). The assets, which were previously leased to Cal Pacific, were sold for their book value of $1,773, paid in cash on closing of the transaction. The frozen fruit processing equipment sold has been reclassified and is presented as non-current assets held for sale on the consolidated balance sheet as at January 1, 2011.

(b)        Colorado Sun Oil Processing LLC

Colorado Sun Oil Processing LLC (“CSOP”) was organized in 2008 under the terms of a joint venture agreement with Colorado Mills, LLC (“Colorado Mills”) to construct and operate a vegetable oil refinery adjacent to Colorado Mills' sunflower seed crush plant. On August 12, 2011, the U.S. Bankruptcy Court, District of Colorado, accepted an asset purchase agreement submitted by Colorado Mills for CSOP and rejected an asset purchase agreement submitted by the Company. Concurrent with its decision, the Court ordered Colorado Mills to settle previously owed balances to the Company under a lease agreement, along with interest and penalties. Based on the bankruptcy court ruling, the Company disposed of its interest in the CSOP joint venture, which was previously consolidated as a VIE. As a result of the disposal, and realizing the interest and penalties on aged balances owed to the Company, a gain on disposal was recorded in discontinued operations on the consolidated statement of operations for the year ended December 31, 2011. The following is a summary of the CSOP transaction:

$
Cash received, including interest and penalties, to settle balances owing	1,122
Application of cash against balances owing	(1,045)
Disposal of net liabilities	36
Pre-tax gain on sale	113
Provision for income taxes	(42)
Gain on sale of discontinued operations, net of income taxes	71

The operating results of the CSOP business are included within (loss) earnings from discontinued operations, net of income tax, on the consolidated statement of operations. The operating results for the year ended December 31, 2011 include a pre-tax charge of $5,246 related to an arbitration ruling against the Company and in favor of Colorado Mills (see note 20(b)). The summary comparative financial results of discontinued operations related to the CSOP business were as follows:

	December 31, 2011	January 1, 2011	December 31, 2009
Revenues	648	622	9

Loss before income taxes from discontinued
operations up to the date of sale	(510)	(973)	(440)
Costs allocated to discontinued operations
as a result of sale	(1,464)	(632)	-
Arbitration ruling against the Company	(5,246)	-	-
Loss from discontinued operations before
income taxes	(7,220)	(1,605)	(440)
Recovery of income taxes	2,616	595	163
Loss allocated to non-controlling interests	254	487	220
	(4,350)	(523)	(57)

The assets disposed of in the CSOP transaction were part of the Grains and Foods Group segment.

(c)        Divestiture of Canadian Food Distribution business

On June 11, 2010, the Company sold its Canadian Food Distribution ("CFD") assets to UNFI Canada Inc., a wholly-owned subsidiary of United Natural Foods Inc., for cash consideration of $65,809 (Cdn $68,000).

The following is a summary of the CFD transaction:

Cash consideration	$65,809
Transaction and related costs	(4,937)
Net proceeds	60,872
Net assets sold	(51,655)
Accumulated other comprehensive income related to assets sold	7,772
Pre-tax gain on sale	16,989
Provision for income taxes	(4,193)
Gain on sale of discontinued operations, net of income taxes	$12,796

The gain on sale of discontinued operations has been recorded in discontinued operations on the consolidated statements of operations.

The operating results of the CFD business are included within (loss) earnings from discontinued operations, net of income tax, on the consolidated statement of operations. The operating results for the year ended January 1, 2011 reflect the operating results from January 1, 2010 through to the date of the sale, June 11, 2010. The summary comparative financial results of discontinued operations related to the CFD business were as follows:

	January 1, 2011	December 31, 2009

Revenues	82,859	169,573

Earnings before taxes from discontinued
operations up to the date of sale	2,168	4,524
Costs allocated to discontinued
operations as a result of sale	(1,289)	-
Earnings from discontinued
operations before taxes	879	4,524
Provision for income taxes	265	1,439
	614	3,085

The assets sold in the CFD transaction were part of the former Distribution Group segment.

(d)       Divestiture of SunOpta BioProcess Inc.

On August 31, 2010, the Company completed a transaction to sell its ownership interest in SunOpta BioProcess Inc. (“SBI”) to Mascoma Canada Inc., a wholly-owned subsidiary of Mascoma Corporation (“Mascoma”). As consideration for selling all the outstanding common shares of SBI, the Company received non-cash consideration through a combination of preferred and common shares, as well as warrants, valued at $50,925. The non-cash consideration included 11,268,868 series D preferred shares, 3,756,290 common shares and 1,000,000 warrants to purchase common shares of Mascoma. In conjunction with the sale, the Company settled the preferred share liability of SBI with the former SBI preferred shareholders, through the transfer of 4,688,000 of the series D preferred shares received. In addition, as a result of the change in control of SBI, the vesting of previously issued SBI stock options were accelerated, and the 800,000 restricted stock units (“RSU”) were settled in cash at a value of $4.49 per RSU. The fair value of consideration received, net of the settlement to the former SBI preferred shareholders, resulted in a $33,345 investment in Mascoma, which is presented as a non-current asset on the Company's balance sheet. As at December 31, 2011, the Company's ownership interest was 18.65% (January 1, 2011 - 19.61%).

On August 3, 2011, the Company purchased a $500 convertible subordinated note issued by Mascoma. The note earns 8% interest over a five-year period, and is convertible into common shares of Mascoma upon an initial public offering, or qualified external financing received by Mascoma.

The following is a summary of the SBI transaction:

Net fair value assigned to non-cash consideration applicable to SunOpta Inc.	$33,345
Transaction and related costs	(3,205)
Net liabilities sold	11,376
Release of additional paid in capital recorded from accelerated vesting of
stock options related to SBI	11,025
Pre-tax gain on sale	52,541
Provision for income taxes	(2,387)
Gain on sale of discontinued operations, net of income taxes	$50,154

The gain on sale of discontinued operations has been recorded in discontinued operations on the consolidated statements of operations.

The operating results of SBI are included within (loss) earnings from discontinued operations, net of income tax, on the consolidated statement of operations. The operating results for the year ended January 1, 2011, reflect the operating results through to the date of sale, August 31, 2010. The summary comparative financial results of discontinued operations related to SBI were as follows:

	January 1, 2011	December 31, 2009

Revenues	4,005	519

Loss before taxes from discontinued
operations up to the date of sale	(14,916)	(3,358)
Costs allocated to discontinued
operations as a result of sale	(267)	-
Loss from discontinued
operations before taxes	(15,183)	(3,358)
Provision for income taxes	-	-
	(15,183)	(3,358)

Included in loss before income taxes from discontinued operations in the year ended January 1, 2011 is $15,280 of stock-based and other compensation awards that were triggered upon the change in control of SBI.

The business sold represented the former SunOpta BioProcess segment.

(e)	Summary of assets held for sale

The assets and liabilities related to the Consumer Products Group asset sales and CSOP disposal have been reclassified as assets and liabilities held for sale on the Company's balance sheet as at January 1, 2011 as follows:

	Mexico	California	CSOP	Held for Sale
	$	$	$	$

Cash and cash equivalents	-	-	308	308
Accounts receivable	-	-	98	98
Prepaid expenses and other current assets	-	-	18	18
Current assets held for sale	-	-	424	424

Property, plant and equipment	1,927	1,879	1,049	4,855
Non-current assets held for sale	1,927	1,879	1,049	4,855

Accounts payable and accrued liabilities	-	-	1,028	1,028
Current liabilities held for sale	-	-	1,028	1,028

Long-term debt	-	-	250	250
Non-controlling interest	-	-	108	108
Non-current liabilities held for sale	-	-	358	358